Stockholders' Equity (Deficit) (Narrative) (Details)		1 Months Ended				12 Months Ended
	Mar. 10, 2015 $ / shares shares	Sep. 30, 2013 USD ($) $ / shares shares	Aug. 31, 2013 USD ($) $ / shares shares	Jul. 31, 2013 USD ($) $ / shares shares	Mar. 31, 2013 USD ($) shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Sep. 30, 2015 $ / shares shares
Stockholders' Equity [Abstract]
Common stock, par value per share | $ / shares						$ 0.0002	$ 0.0002	$ 0.0002
Common stock, shares authorized | shares						50,000,000	50,000,000	50,000,000
Common stock, shares issued | shares						6,492,622	6,375,426	8,415,434
Common stock, shares outstanding | shares						6,492,622	6,375,426	8,415,434
Offering price | $ / shares	$ 6.50	$ 10.00	$ 10.00	$ 10.00
Proceeds from initial public offering | $		$ 1,000,000	$ 1,000,000	$ 25,000,000		$ 27,000,000
Proceeds from initial public offering, net | $		$ 930,000	$ 930,000	$ 22,400,000		$ 24,300,000
Common stock issued for conversion of preferred stock | shares						1,696,683
Shares issued as stock dividend | shares						36,167
Preferred Stock Dividends, Income Statement Impact | $							$ 361,668
Class of Stock [Line Items]
Minimum net proceeds from public offering for automatic conversion | $						$ 15,000,000
Reverse stock split, conversion ratio						0.4348
Shares issuable upon conversion of preferred stock | shares						0.4348
Common stock issued | shares	1,640,000	100,000	100,000	2,500,000
Series 1 Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, liquidation preference | $ / shares						$ 4.83
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, par value per share | $ / shares						$ 0.001	$ 0.0001
Preferred stock, shares authorized | shares						2,000,000	10,000,000
Preferred stock, shares issued | shares							0
Preferred stock, shares outstanding | shares						0	0
Common stock, price per share | $ / shares						$ 2.10
Series B-1 Preferred Stock [Member]
Class of Stock [Line Items]
Common stock, price per share | $ / shares						$ 2.67
Preferred stock, dividend rate						5.00%
Preferred stock, dividend amount per share | $ / shares						$ 6.14
Preferred stock, liquidation preference | $ / shares						6.14
Proceeds from issuance of private placement | $					$ 5,000,000
Common stock issued | shares					1,891,419
Series B-2 Preferred Stock [Member]
Class of Stock [Line Items]
Common stock, price per share | $ / shares						$ 5.00
Preferred stock, dividend rate						5.00%
Preferred stock, dividend amount per share | $ / shares						$ 11.50
Preferred stock, liquidation preference | $ / shares						$ 11.50